Customers' refundable fees	12 Months Ended
Dec. 31, 2022
Customers' refundable fees
Customers' refundable fees

14.    Customers’ refundable fees

	As of December 31,
	2020	2021	2022
	RMB	RMB	RMB
Balance at the beginning of the year	44,916	36,074	30,997
Cash received from customers	55,403	43,527	42,298
Cash refunded to customers	(26,329)	(35,374)	(46,554)
Revenue (recognized) reversed	(37,916)	(13,230)	4,006
Balance at the end of the year	36,074	30,997	30,747

Customers’ refundable fees represent the commission income received in advance (see note 2(v)).